LONG-TERM DEBT (Tables)	6 Months Ended
May 31, 2022
Long-term Debt
Schedule of long term debt

	Third party	SBA Loan	Total
	$	$	$
Balance, November 30, 2020 (current and long-term)	40,059	-	40,059
Acquired on acquisition of IndieFlix (Note 3)	-	156,625	156,625
Payments	(42,775)	-	(42,775)
Interest expense and accretion	2,716	1,640	4,356
Balance, November 30, 2021 (current and long-term)	-	158,265	158,265
Interest expense and accretion	-	4,877	4,877
Government grant	-	(5,967)	(5,967)
Balance, February 28, 2022	-	157,175	157,175
Current portion	-	7,161	7,161
Long-term portion	-	150,014	150,014